Related Party Transactions (Details)						1 Months Ended		12 Months Ended
	Sep. 13, 2022 USD ($) shares	May 04, 2022 USD ($) $ / shares	Feb. 09, 2022 USD ($)	Sep. 09, 2020	Sep. 01, 2018	Jan. 20, 2022 USD ($)	Apr. 17, 2020	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Jun. 22, 2022 USD ($)	Mar. 22, 2022 USD ($)	Jan. 25, 2022 shares	Nov. 01, 2021
Related Party Transactions (Details) [Line Items]
Amounts due prepayments								$ 4,481,346
Purchase from a related party								2,773,560
Expense paid to related party								$ 7,394		$ 2,872
Equity interests, percentage		100.00%
Acquisition purchase price		$ 21,600,000
Acquisition cash percentage		10.00%
Restricted ordinary shares percentage		90.00%	100.00%			100.00%							100.00%	100.00%		100.00%
Restricted ordinary shares, per share (in Dollars per share) | $ / shares		$ 2						$ 0.5
Cash amount								$ 2,160,000					$ 840,000	$ 1,000,000
Restricted ordinary shares (in Shares) | shares	243,000							20							260,000
Shares issued (in Shares) | shares								243,000
Deposit paid								$ 4,860,000
Restricted ordinary shares amounting	$ 4,860,000
Loans.advances								78,862
Accrued interests loans								131,166
Comprised advance								195,398
Accrued interests								198,618
Trade payable								2,608,341
Expense paid for related party								12,320
Related party for development								217,106
Interest expenses on loan								27,350	54,700	34,187
Cash paid			$ 3,205			$ 1		13,219,105
Cash paid robots amounting yet delivered								4,481,346	1,700
Returned robots amounting								2,773,560
Contract amount								3,000,000
Forecast [Member]
Related Party Transactions (Details) [Line Items]
Shareholder's amount											$ 291,000	¥ 2,000,000
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Related Party Transactions (Details) [Line Items]
Expense paid to related party								$ 57,977
Shenzhen Kewei Robot Technology Co., Limited [Member]
Related Party Transactions (Details) [Line Items]
Restricted ordinary shares (in Shares) | shares								9,720,000
Cash paid								$ 1,785,617
Cash paid robots amounting yet delivered								1,611,782
Returned robots amounting								$ 415,332
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) [Line Items]
Agreement description				The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023.			On April 17, 2020, the Company borrowed $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan is due on April 16, 2023.	(a)On December 31, 2019, the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited loaned $1,499,998 to the Company. The loan is unsecured and it bears an interest rate of 3%. The loan was initially due on December 31, 2020. During the year ended December 31, 2022, 2021 and 2020, the Company repaid $728,654, $245,000 and $507,998 to partially settle the principal, respectively. The loan was extended to December 22, 2022 bearing interest rate at 2%. On July 26, 2022, the outstanding balance of this loan was extended to June 30, 2025 with the same terms and conditions. For the years ended December 31, 2022, 2021 and 2020, interest expense on this loan was $183, $14,940 and $19,840, respectively.
September 08,2023 [Member]
Related Party Transactions (Details) [Line Items]
Interest expense								$ 4,135	8,270	2,757
Mr. Tu Jing Yi [Member]
Related Party Transactions (Details) [Line Items]
Agreement description					(b)On September 1, 2018, the Company entered into an agreement with Mr. Tu Jingyi whereby Mr. Tu Jingyi loaned $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 3%. The loan was expired on August 31, 2019, which was extended to August 31, 2020. On September 1, 2020, the Company further extended the loan to August 31, 2022 with an interest rate at 1.5%.
Advances made								$ 10,780	$ 21,560	$ 35,933
Restricted Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Restricted ordinary shares (in Shares) | shares								9,720,000